Deferred revenue and customer deposits	12 Months Ended
Dec. 31, 2024
Deferred revenue and customer deposits
Deferred revenue and customer deposits
11	Deferred revenue and customer deposits

Deferred revenue and customer deposits consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred revenue	82,799	87,070	11,929
Customer deposits	58,719	60,041	8,225
Total deferred revenue and customer deposits – current	141,518	147,111	20,154